TRACKING STOCKS (UNAUDITED)	6 Months Ended
Jun. 30, 2014
TRACKING STOCKS (UNAUDITED)
TRACKING STOCKS (UNAUDITED)

3. TRACKING STOCKS (UNAUDITED)

        To date, we have entered into four brand contracts, created a tracking unit related to each of these brand contracts, which we refer to generally as "tracking stock brands," and created a tracking stock related to such tracking stock brands, with each of:

        A tracking stock is a type of common stock that the issuing company intends to reflect or "track" the economic performance of a particular business or "group", and in the Company's circumstance, the economic performance of the related brand contract, rather than the economic performance of the company as a whole. While the tracking stocks have separate collections of assets and liabilities attributed to them, no brand contract is a separate legal entity and therefore cannot own assets, issue securities or enter into legally binding agreements.

        Holders of tracking stocks have no direct claim to the attributed net assets of the tracking stock and are not represented by separate boards of directors. Instead, holders of tracking stock are stockholders of Fantex, with a single board of directors and subject to all of the risks and liabilities of the parent corporation stocks.